WEBs ETF Trust

WEBs Consumer Discretionary XLY Defined Volatility ETF

Schedule of Investments

July 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 58.4%
United States – 58.4%
State Street Consumer Discretionary Select Sector SPDR ETF(1)	1,118	$129,789
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $126,043)		129,789

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 52.2%
Time Deposits – 52.2%
Citibank, New York, 2.98% 08/03/2026(2)	$116,171	116,171
TOTAL SHORT-TERM INVESTMENTS
(Cost - $116,171)		116,171

TOTAL INVESTMENTS – 110.6%
(Cost - $242,214)		245,960
OTHER ASSETS LESS LIABILITIES – (10.6)%		(23,552)
NET ASSETS – 100.0%		$222,408

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC State Street Consumer Discretionary Select Sector SPDR ETF	OBFR + 1.25%	Varies(3)	USD	86	08/25/2026	$(23,390)

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate